Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$97,111	$—	$97,111
Mortgage-backed securities	—	306,900	—	306,900
State, County, Municipals	—	60,372	—	60,372

	$—	$464,383	$—	$464,383

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$95,978	$—	$95,978
Mortgage-backed securities	—	$247,374	—	247,374
State, County, Municipals	—	$101,394	—	101,394

	$—	$444,746	$—	$444,746

Asset Measured at Fair Value on Nonrecurring Basis
The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2019 and 2018 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2019
Impaired loans	$—	$—	$4,576	$4,576

	$—	$—	$4,576	$4,576

December 31, 2018
Impaired loans	$—	$—	$3,365	$3,365
Other real estate owned	—	—	189	189

	$—	$—	$3,554	$3,554

Carrying Value and Estimated Fair Value of Financial Instruments
The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2019 and December 31, 2018:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2019		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$15,937	$15,937	$—	$—	$15,937
Interest bearing deposits with banks	58,557	58,557	—	—	58,557
Federal funds sold	1,600	1,600	—	—	1,600
Securities available-for-sale	464,383	—	464,383	—	464,383
Net loans	573,312	—	—	569,640	569,640

Financial liabilities
Deposits	$898,996	$642,825	$258,100	$—	$900,925
Securities Sold under
Agreement to Repurchase	170,410	170,410	—	—	170,410

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2018		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$12,592	$12,592	$—	$—	$12,592
Interest bearing deposits with banks	8,080	8,080	—	—	8,080
Securities available-for-sale	444,746	—	444,746	—	444,746
Net loans	425,905	—	—	420,992	420,992
Financial liabilities

Deposits	$756,222	$544,986	$210,477	$—	$755,463
Securities Sold under
Agreement to Repurchase	107,965	107,965	—	—	107,965